RISK MANAGEMENT - Equity strengthening (Details) - Regulatory capital requirements [Member] - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Regulatory Capital and Capital Adequacy Ratios
Basic Ordinary Equity	$ 24,280,973	$ 23,965,972
Deductions Basic Ordinary Equity	(4,257,640)	(4,251,247)
Total Basic Ordinary Equity	20,023,333	19,714,725
Additional Equity	6,800,436	6,704,144
Total Regulatory Capital	$ 26,823,769	$ 26,418,869
Primary capital to risk-weighted assets (Tier I)	9.57%	10.05%
Secondary capital to risk-weighted assets (Tier II)	3.25%	3.42%
Technical capital to risk-weighted assets	12.82%	13.47%